Accounts Receivable, net	12 Months Ended
Dec. 31, 2025
Accounts Receivable Net
Accounts Receivable, net

3. Accounts Receivable, net

Accounts receivable, net consisted of the following as of December 31:

	2024 SGD	2025 SGD	2025 USD
Accounts receivable	2,844,356	3,601,659	2,665,228
Less: allowance for credit loss	(6,170)	(6,170)	(4,566)
Accounts receivable, net	2,838,186	3,595,489	2,660,662

Movement of the allowance for accounts receivable were as follows for the years ended December 31, 2023, 2024 and 2025, respectively:

	2023	2024	2025	2025
	SGD	SGD	SGD	USD
Balance at beginning of the year	6,170	6,170	6,170	4,566
Addition	2,750	-	-	-
Write-off	(2,750)	-	-	-
Balance at end of the year	6,170	6,170	6,170	4,566

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements